                                                    ANNUAL REPORT
--------------------------------------------------------------------------------


             HOTCHKIS AND WILEY FUNDS              JUNE 30, 2000
            725 SOUTH FIGUEROA STREET              [LOGO]
                    SUITE 4000
        LOS ANGELES, CALIFORNIA 90017-5400         HOTCHKIS AND WILEY FUNDS
                   800-236-4479
                                                   INTERNATIONAL FUND
                INVESTMENT ADVISER                 --------------------------------------------------
                 MERCURY ADVISORS
            725 SOUTH FIGUEROA STREET              Seeks current income and long-term growth of
                    SUITE 4000                     income, accompanied by growth of capital. The Fund
        LOS ANGELES, CALIFORNIA 90017-5400         invests in international stocks.

                  LEGAL COUNSEL
            GARDNER, CARTON & DOUGLAS
              321 NORTH CLARK STREET
             CHICAGO, ILLINOIS 60610
             INDEPENDENT ACCOUNTANTS
            PRICEWATERHOUSECOOPERS LLP
            100 EAST WISCONSIN AVENUE
            MILWAUKEE, WISCONSIN 53202
                   DISTRIBUTOR
              FAM DISTRIBUTORS, INC.
                  P.O. BOX 9081
         PRINCETON, NEW JERSEY 08543-9081
                  TRANSFER AGENT
          FINANCIAL DATA SERVICES, INC.
                  P.O. BOX 41621
         JACKSONVILLE, FLORIDA 32232-1621
                    CUSTODIAN
          BROWN BROTHERS HARRIMAN & CO.
                 40 WATER STREET
         BOSTON, MASSACHUSETTS 02109-3661

               THIS MATERIAL MUST BE PRECEDED                            MERCURY ADVISORS: INVESTMENT ADVISER
              OR ACCOMPANIED BY A PROSPECTUS.

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the annual report of the Hotchkis and Wiley International Fund for the fiscal year ended June 30, 2000.

The twelve-month period could be divided into two distinct periods. In the first eight months, the "new economy" mania went truly global. In virtually every developed equity market, the best performance was concentrated in a few sectors and growth stocks dramatically outperformed value stocks. Through much of the year, markets continued to be dominated by the technology, media and telecommunications ("TMT") industries, taking the cue from the phenomenal performance of the new economy-dominated Nasdaq Composite Index in the U.S. The primary reason for the Fund's underperformance compared to the MSCI EAFE Index during the fiscal year ended June 30, 2000 was the Fund's focus on value stocks during a period when TMT and growth stocks outperformed value.

After a considerable period, when it appeared that the new investment paradigm had completely vanquished the competition, valuation criteria re-emerged in the investors' lexicon. Investors in the high-flying technology industries turned their attention to earnings and started questioning the growth assumptions that had thus far sustained these stocks. Recent developments expose the fragility of the optimistic assumptions that supported the valuations placed on these "must have" stocks.

The price difference between the most expensive and the cheapest stocks peaked during this period at a ratio twice as high as the long-term norm. In the last four months, this disparity began correcting, although it remains much higher than the historic average. This divergence still leaves room for relative gains by the previously neglected sectors of the market. Index performance has been so dominated by the large cap, highly rated TMT sector companies that the relative performance prospects for the forgotten sectors are much improved. Even the new economy stocks depend on the willingness of the old economy stocks to continue funding capital expenditures that feed the revenue growth estimates driving these must-have go-go companies. We therefore expect these valuation differentials to retract to more normal levels. We believe interest rates will likely rise for the greater part of this year, and we have modest expectations for general gains in the world stock markets.

The Fund benefited strongly in the market's rotation out of the most expensive stocks during the first and second calendar quarters of 2000. Our holdings in the old economy had reached such rock bottom valuations that any general decline in the market had little impact. Further, our insistence on owning stocks with tangible valuation and current yield served us well, as these criteria started to find favor with other market participants. In fact, in overall declining markets, some of these stocks actually registered positive gains. Market volatility exceeded even the schizophrenic peaks we experienced last year at the height of the Asian crisis. The Fund has taken on a decidedly defensive tilt in the past few months. The Fund continues to invest in stocks with a healthy dividend yield premium over the benchmark: as of June 30, 2000, the investments in the Fund's portfolio had over a 65% dividend yield premium to the MSCI EAFE Index.*

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

* The dividend yield referred to is that of the securities held in the Fund's portfolio; it is not reflective of the yield distributed to Fund shareholders.

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed.

                      INTERNATIONAL FUND - INVESTOR CLASS
                        OCTOBER 1, 1990 - JUNE 30, 2000
[LINE GRAPH]

                                                                     INTERNATIONAL FUND                  MSCI-EAFE INDEX
                                                                     ------------------                  ---------------
                                                                           10000                              10000
                                                                           10047                              11063
                                                                           10642                              11896
Jun-91                                                                     10132                              11256
                                                                           11411                              12231
                                                                           12092                              12446
                                                                           11900                              10978
Jun-92                                                                     12965                              11221
                                                                           12074                              11401
                                                                           11770                              10971
                                                                           13169                              12297
Jun-93                                                                     13921                              13543
                                                                           14882                              14451
                                                                           17156                              14586
                                                                           16447                              15105
Jun-94                                                                     16248                              15887
                                                                           17264                              15913
                                                                           16652                              15761
                                                                           16854                              16067
Jun-95                                                                     18052                              16197
                                                                           19204                              16885
                                                                           19965                              17582
                                                                           20825                              18103
Jun-96                                                                     21412                              18403
                                                                           21761                              18394
                                                                           23616                              18701
                                                                           23830                              18421
Jun-97                                                                     26044                              20826
                                                                           26789                              20692
                                                                           24874                              19085
                                                                           28252                              21907
Jun-98                                                                     28071                              22155
                                                                           22917                              19020
                                                                           26469                              22966
                                                                           26559                              23302
Jun-99                                                                     29252                              23910
                                                                           30174                              24976
                                                                           32666                              29235
                                                                           32457                              29221
Jun-00                                                                     33817                              28081

                                                              Ended 6/30/00
                                                              -------------
Investor Class                                               Fund    MSCI EAFE
------------------------------------------------------------------------------
One Year                                                    15.60%    17.44%
------------------------------------------------------------------------------
Five Years                                                  13.38%    11.63%
------------------------------------------------------------------------------
Since Inception (10/1/90)                                   13.31%    11.17%
------------------------------------------------------------------------------
Distributor Class
------------------------------------------------------------------------------
One Year                                                    15.36%    17.44%
------------------------------------------------------------------------------
Since Inception (6/2/99)                                    16.26%    18.80%
------------------------------------------------------------------------------

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of the MSCI EAFE Index. The table below the chart shows the average annual total returns of an investment over various periods.

    Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment adviser voluntarily paid annual operating expenses in excess of 1.00% of the Fund's average net assets until March 1, 1999, when it stopped capping expenses. Were the investment adviser not to have paid such expenses, net returns would have been lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

    The Distributor Class pays an annual 0.25% 12b-1 fee.

    There are special risk considerations when investing in foreign companies through an international fund, including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

INDEXES:

    The Nasdaq Composite Index is an unmanaged index which covers 4,500 stocks traded over-the-counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

    The MSCI EAFE Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East.

    The indexes do not reflect payment of transaction costs, fees and expenses associated with an investment in the Fund. The Fund's value disciplines may prevent or restrict investment in major stocks in its benchmark index, the MSCI EAFE Index. It is not possible to invest directly in an index.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               INTERNATIONAL FUND

   COMMON STOCKS -- 94.1%        Shares           Value
------------------------------------------------------------
AUSTRALIA -- 1.6%
------------------------------------------------------------
REGIONAL BANKS -- 1.6%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            2,889,995    $   22,228,061
 .................... .....................         ---------
                                                  22,228,061
Total Australia
------------------------------------------------------------
CANADA -- 4.9%
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 4.0%
 ............................................................
Manulife Financial
  Corporation                    1,658,236        29,209,664
 ............................................................
Sun Life Financial Services
  of Canada                      1,567,481        26,394,446
 .................... .....................         ---------
                                                  55,604,110
------------------------------------------------------------
TELECOM SERVICES -- 0.9%
 ............................................................
BCE, Inc.                          532,800        12,621,502
 .................... .....................         ---------
                                                  68,225,612
Total Canada
------------------------------------------------------------
FINLAND -- 1.0%
------------------------------------------------------------
PAPER -- 1.0%
 ............................................................
UPM-Kymmene OYJ                    563,765        14,052,239
 .................... .....................         ---------
                                                  14,052,239
Total Finland
------------------------------------------------------------
FRANCE -- 10.0%
------------------------------------------------------------
BEVERAGES -- 1.2%
 ............................................................
Pernod Ricard SA                   309,223        16,897,432
------------------------------------------------------------
CHEMICALS -- 2.6%
 ............................................................
Aventis SA                         487,859        35,755,748
------------------------------------------------------------
MONEY CENTER BANKS -- 2.7%
 ............................................................
BNP Paribas                        388,160        37,509,853
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.1%
 ............................................................
Societe BIC SA                     324,259        15,947,164
------------------------------------------------------------
OIL -- INTERNATIONAL -- 2.4%
 ............................................................
Total Fina Elf SA                  218,321        33,613,606
 .................... .....................         ---------
                                                 139,723,803
Total France
------------------------------------------------------------
GERMANY -- 1.8%
------------------------------------------------------------
BANKS -- 0.4%
 ............................................................
DePfa Deutsche
  Pfandbriefbank AG                 58,620         5,928,875
------------------------------------------------------------
CHEMICALS -- 0.1%
 ............................................................
SGL Carbon AG #                     27,944         1,867,220
------------------------------------------------------------

                                 Shares           Value
------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.3%
 ............................................................
E.On AG                            378,289    $   18,640,643
 .................... .....................         ---------
                                                  26,436,738
Total Germany
------------------------------------------------------------
HONG KONG -- 5.8%
------------------------------------------------------------
BUILDING & CONSTRUCTION -- MISC. -- 0.5%
 ............................................................
New World Development
  Company Limited                6,005,000         6,605,631
------------------------------------------------------------
ELECTRIC: INTEGRATED  -- 2.6%
 ............................................................
Shandong International Power
  Development Company
  Limited #                        100,602        14,841,289
 ............................................................
Hongkong Electric Holdings
  Limited                        6,455,000        20,784,383
 .................... .....................         ---------
                                                  35,625,672
------------------------------------------------------------
MINING SERVICES -- 0.2%
 ............................................................
Yanzhou Coal Mining Co.,
  Ltd.                          14,414,000         2,976,991
------------------------------------------------------------
PUBLISHING -- 0.7%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              12,383,000         9,610,554
------------------------------------------------------------
REAL ESTATE -- 1.8%
 ............................................................
Hang Lung Development
  Company                        4,298,000         3,335,715
 ............................................................
Henderson Land Development
  Co., Ltd.                      5,094,000        22,414,044
 .................... .....................         ---------
                                                  25,749,759
 .................... .....................         ---------
                                                  80,568,607
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.7%
------------------------------------------------------------
PAPER -- 1.1%
 ............................................................
Jefferson Smurfit Group PLC      9,040,545        15,600,595
------------------------------------------------------------
REGIONAL BANKS -- 1.6%
 ............................................................
Allied Irish Banks PLC           2,492,918        22,393,483
 .................... .....................         ---------
                                                  37,994,078
Total Ireland
------------------------------------------------------------
ITALY -- 1.8%
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
 ............................................................
Telecom Italia SPA               1,822,600        25,161,001
 .................... .....................         ---------
                                                  25,161,001
Total Italy
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               INTERNATIONAL FUND

                                 Shares           Value
------------------------------------------------------------
JAPAN -- 9.6%
------------------------------------------------------------
LEISURE/TOYS -- 5.3%
 ............................................................
Nintendo Co., Ltd.                 249,900    $   43,742,284
 ............................................................
NAMCO Limited                      845,400        30,522,481
 .................... .....................         ---------
                                                  74,264,765
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.9%
 ............................................................
Canon, Inc.                        536,000        26,748,100
------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.2%
 ............................................................
Circle K Japan Co., Ltd.            75,000         2,729,080
------------------------------------------------------------
SMALL LOANS & FINANCE -- 2.2%
 ............................................................
Promise Company, Ltd.              164,000        12,989,190
 ............................................................
Sanyo Shinpan Finance Co.,
  Ltd.                             479,300        17,032,935
 .................... .....................         ---------
                                                  30,022,125
 .................... .....................         ---------
                                                 133,764,070
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.4%
------------------------------------------------------------
CHEMICALS -- 1.8%
 ............................................................
Akzo Nobel N.V                     579,356        24,716,079
------------------------------------------------------------
ELECTRONICS -- 3.0%
 ............................................................
Philips Electronics N.V.           890,600        42,177,778
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 1.9%
 ............................................................
ING Groep N.V.                     400,916        27,212,015
------------------------------------------------------------
REGIONAL BANKS -- 1.1%
 ............................................................
ABN AMRO Holding N.V.              627,300        15,431,424
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.6%
 ............................................................
Koninklijke KPN N.V.               499,030        22,413,532
 .................... .....................         ---------
                                                 131,950,828
Total Netherlands
------------------------------------------------------------
NEW ZEALAND -- 1.7%
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Telecom Corporation of New
  Zealand                        6,746,390        23,663,185
 .................... .....................         ---------
                                                  23,663,185
Total New Zealand
------------------------------------------------------------

                                 Shares           Value
------------------------------------------------------------
PORTUGAL -- 1.7%
------------------------------------------------------------
TELEPHONE -- 1.7%
 ............................................................
Portugal Telecom SA
  "registered"                   2,065,342    $   23,284,845
 .................... .....................         ---------
                                                  23,284,845
Total Portugal
------------------------------------------------------------
SINGAPORE -- 3.8%
------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 1.9%
 ............................................................
Creative Technology, Ltd.        1,085,838        25,924,382
------------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.2%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                             691,400         3,028,332
------------------------------------------------------------
MONEY CENTER BANKS -- 1.7%
 ............................................................
United Overseas Bank, Ltd.       3,676,432        24,027,578
 .................... .....................         ---------
                                                  52,980,292
Total Singapore
------------------------------------------------------------
SPAIN -- 3.5%
------------------------------------------------------------
OIL COMP-INTEGRATED -- 1.7%
 ............................................................
Repsol YPF, S.A.                 1,196,830        23,922,831
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
 ............................................................
Telefonica S.A.                  1,199,849        25,881,126
 .................... .....................         ---------
                                                  49,803,957
Total Spain
------------------------------------------------------------
SWEDEN -- 1.3%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.3%
 ............................................................
Electrolux AB -- Class B         1,142,980        17,787,797
 .................... .....................         ---------
                                                  17,787,797
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 5.7%
------------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ............................................................
Geberit International AG            76,704        25,707,939
------------------------------------------------------------
MACHINERY -- 1.9%
 ............................................................
SIG Schweizerische
  Industrie-Gesellschaft
  Holding "registered"              19,682        12,382,194
 ............................................................
Sulzer AG "registered" #            20,829        13,897,955
 .................... .....................         ---------
                                                  26,280,149
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.0%
 ............................................................
Novartis AG "registered"            17,873        28,401,594
 .................... .....................         ---------
                                                  80,389,682
Total Switzerland
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               INTERNATIONAL FUND

                                 Shares           Value
------------------------------------------------------------
UNITED KINGDOM -- 27.8%
------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.7%
 ............................................................
BAE Systems PLC                  3,808,414    $   23,755,739
------------------------------------------------------------
AIRLINES -- 1.8%
 ............................................................
BAA PLC                          3,215,452        25,801,507
------------------------------------------------------------
AUTO -- 0.7%
 ............................................................
Lex Service PLC                  1,865,410         9,418,838
------------------------------------------------------------
BEVERAGES -- 1.7%
 ............................................................
Allied Domecq PLC                4,468,934        23,680,952
------------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ............................................................
Hanson PLC                       3,523,830        24,914,892
------------------------------------------------------------
DIVERSIFIED COMPANIES -- 5.9%
 ............................................................
Cookson Group PLC                5,184,729        17,308,596
 ............................................................
TI Group PLC                     3,433,020        18,711,388
 ............................................................
Tomkins PLC                      7,986,267        25,965,948
 ............................................................
Williams PLC                     3,515,430        20,491,151
 .................... .....................         ---------
                                                  82,477,083
------------------------------------------------------------
FOODS -- 1.6%
 ............................................................
Unilever PLC                     3,613,876        21,885,699
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
 ............................................................
Reckitt Benckiser PLC            1,458,471        16,340,175
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 2.9%
 ............................................................
Allied Zurich AG PLC             1,730,684        20,477,359
 ............................................................
CGNU PLC                         1,243,995        20,717,555
 .................... .....................         ---------
                                                  41,194,914
------------------------------------------------------------
PUBLISHING -- 3.1%
 ............................................................
Reed International PLC           3,137,790        27,316,113
 ............................................................
United News & Media PLC          1,097,035        15,778,702
 .................... .....................         ---------
                                                  43,094,815
------------------------------------------------------------
REGIONAL BANKS -- 2.0%
 ............................................................
Lloyds TSB Group PLC             1,461,987        13,811,959
 ............................................................
Royal Bank of Scotland Group
  PLC                              877,386        14,691,732
 .................... .....................         ---------
                                                  28,503,691
------------------------------------------------------------

                                 Shares           Value
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
British Telecommunications
  PLC                            1,065,599    $   13,777,768
------------------------------------------------------------
THERAPEUTICS -- 1.2%
 ............................................................
Celltech Group PLC                 902,331        17,486,505
------------------------------------------------------------
TOBACCO -- 1.2%
 ............................................................
BAT Industries PLC               2,435,894        16,263,880
 .................... .....................        ----------
                                                 388,596,458
Total United Kingdom
 .................... .....................        ----------
Total common stocks
  (cost $1,106,377,634)                        1,316,611,253
------------------------------------------------------------
PREFERRED STOCKS -- 0.7%
------------------------------------------------------------
GERMANY -- 0.7%
------------------------------------------------------------
BUILDING MATERIALS -- 0.7%
 ............................................................
Dyckerhoff AG                      393,249         9,990,508
 .................... .....................         ---------
Total Germany                                      9,990,508
 .................... .....................         ---------
Total preferred stocks
  (cost $13,075,573)                               9,990,508
------------------------------------------------------------

         SHORT-TERM             Principal
    INVESTMENTS -- 3.6%          Amount
------------------------------------------------------------
COMMERCIAL PAPER -- 3.6%
 ............................................................
Safeway, 7.1500%, 07/05/2000   $49,960,278        49,960,278
 .................... .....................         ---------
Total short-term investments
  (cost $49,960,278)                              49,960,278
 .................... .....................         ---------
Total investments -- 98.4%
  (cost $1,169,413,485)                        1,376,562,039
Other assets in excess of
  liabilities -- 1.6%                             22,273,083
 .................... .....................     -------------
Total net assets -- 100.0%                    $1,398,835,122
------------------------------------------------------------

# -- Non-income producing security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                     INTERNATIONAL FUND                       June 30, 2000
----------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................  $1,376,562,039
  Cash......................................................       3,825,454
  Dividends and interest receivable.........................       5,700,563
  Receivable for investments sold...........................      27,328,181
  Receivable for foreign currency...........................      16,280,381
  Receivable for Fund shares sold...........................      29,485,945
  Prepaid expenses..........................................          38,810
                                                              --------------
      Total assets..........................................   1,459,221,373
                                                              --------------
LIABILITIES:
  Payable to Adviser........................................         870,189
  Payable for investments purchased.........................       9,667,886
  Payable for foreign currency..............................      16,254,097
  Payable for Fund shares repurchased.......................      32,155,632
  Accrued expenses and other liabilities....................       1,438,447
                                                              --------------
      Total liabilities.....................................      60,386,251
                                                              --------------
      Net assets............................................  $1,398,835,122
                                                              ==============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $1,091,552,912
  Undistributed net investment income.......................      11,655,824
  Undistributed net realized gain on securities.............      88,528,028
  Net unrealized appreciation of securities and foreign
    currency................................................     207,098,358
                                                              --------------
      Net assets............................................  $1,398,835,122
                                                              ==============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
  Net assets................................................  $1,393,912,805
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      51,010,921
  Net asset value per share (offering and redemption
    price)..................................................  $        27.33
                                                              ==============
CALCULATION OF NET ASSET VALUE PER SHARE -- DISTRIBUTOR
  CLASS:
  Net assets................................................  $    4,922,317
  Shares outstanding (unlimited shares of no par value
    authorized).............................................         180,523
  Net asset value per share (offering and redemption
    price)..................................................  $        27.27
                                                              ==============
*Cost of Investments........................................  $1,169,413,485
                                                              ==============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               Year Ended
                     INTERNATIONAL FUND                       June 30, 2000
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................  $ 33,888,734
    Interest................................................     2,876,976
                                                              ------------
        Total income........................................    36,765,710
                                                              ------------
  Expenses
    Advisory fee............................................    10,327,484
    Legal and auditing fees.................................       213,963
    Custodian fees and expenses.............................     1,004,602
    Accounting and transfer agent fees and expenses.........     2,158,048
    Administration fee......................................       350,758
    Trustees' fees and expenses.............................        89,346
    Reports to shareholders.................................       276,947
    Registration fees.......................................        44,927
    Distribution fees -- Distributor Class..................         7,390
    Other expenses..........................................        55,647
                                                              ------------
        Total expenses......................................    14,529,112
                                                              ------------
    Net investment income...................................    22,236,598
                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities and foreign currency....   132,891,780
    Net change in unrealized appreciation of securities and
     foreign currency.......................................    55,922,798
                                                              ------------
  Net gain on investments...................................   188,814,578
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $211,051,176
                                                              ============
*Net of Foreign Taxes Withheld..............................  $  3,867,855
                                                              ============

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year Ended       Year Ended
INTERNATIONAL FUND                                            June 30, 2000    June 30, 1999
---------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................  $   22,236,598   $   26,606,581
    Net realized gain on securities and foreign currency
     transactions...........................................     132,891,780       70,779,798
    Net change in unrealized appreciation (depreciation) of
     securities and foreign currency........................      55,922,798      (42,099,206)
                                                              --------------   --------------
        Net increase in net assets resulting from
        operations..........................................     211,051,176       55,287,173
                                                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
    Net investment income...................................     (37,662,541)     (14,481,803)
    Net realized gain on securities transactions............     (75,054,374)     (19,626,614)
                                                              --------------   --------------
        Total dividends and distributions...................    (112,716,915)     (34,108,417)
                                                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- DISTRIBUTOR
  CLASS:
    Net investment income...................................         (85,103)              --
    Net realized gain on securities transactions............        (172,601)              --
                                                              --------------   --------------
        Total dividends and distributions...................        (257,704)              --
                                                              --------------   --------------
FUND SHARE TRANSACTIONS -- INVESTOR CLASS:
    Net proceeds from shares sold...........................   3,271,006,382    2,002,009,131
    Shares issued in connection with payment of dividends
     and distributions......................................      89,209,615       29,138,880
    Cost of shares redeemed.................................  (3,443,097,857)  (2,150,212,412)
                                                              --------------   --------------
        Net decrease in net assets resulting from Fund share
        transactions........................................     (82,881,860)    (119,064,401)
                                                              --------------   --------------
FUND SHARE TRANSACTIONS -- DISTRIBUTOR CLASS:
    Net proceeds from shares sold...........................       4,536,924        1,126,235
    Shares issued in connection with payment of dividends
     and distributions......................................              --               --
    Cost of shares redeemed.................................        (942,473)              --
                                                              --------------   --------------
        Net increase in net assets resulting from Fund share
        transactions........................................       3,594,451        1,126,235
                                                              --------------   --------------
Total increase (decrease) in net assets.....................      18,789,148      (96,759,410)
NET ASSETS:
    Beginning of year.......................................   1,380,045,974    1,476,805,384
                                                              --------------   --------------
    End of year*............................................  $1,398,835,122   $1,380,045,974
                                                              ==============   ==============
*Including undistributed net investment income of:..........  $   11,655,824   $   12,552,468
                                                              ==============   ==============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
    Shares sold.............................................     124,995,665       85,591,643
    Shares issued in connection with payment of dividends
     and distributions......................................       3,484,750        1,297,951
    Shares redeemed.........................................    (131,064,969)     (91,604,448)
                                                              --------------   --------------
        Net decrease........................................      (2,584,554)      (4,714,854)
                                                              ==============   ==============
CHANGES IN SHARES OUTSTANDING -- DISTRIBUTOR CLASS:
    Shares sold.............................................         171,642           44,593
    Shares issued in connection with payment of dividends
     and distributions......................................              --               --
    Shares redeemed.........................................         (35,712)              --
                                                              --------------   --------------
        Net increase........................................         135,930           44,593
                                                              ==============   ==============

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000

NOTE 1.
ACCOUNTING POLICIES: Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements include financial information for the International Fund (the "Fund"); financial statements for the other Funds are reported on separately. Investment operations of the Fund began on October 1, 1990. The Fund seeks current income and long-term growth of income, accompanied by growth of capital.

Effective April 1, 1999, the Fund issued two classes of shares: Investor Class and Distributor Class. Distributor Class shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. Investor Class shares do not pay a 12b-1 fee. Each class of shares for the Fund has identical rights and privileges except with respect to Rule 12b-1 fees paid by the Distributor Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Sales of Distributor Class shares commenced on June 2, 1999. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. For the Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, it is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENTS. The Fund has an investment advisory agreement with the Adviser with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets.

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Distributor Class of the Fund to make payments to administrators, broker/dealers or other institutions that provide accounting, recordkeeping or other services to investors and that have an administrative services agreement with the Trust or the Adviser to make Distributor Class shares available to their clients ("Recipients"). Recipients are paid an annual rate of 0.25% of the average net assets of the Distributor Class shares invested through the Recipient as compensation for providing distribution-related services such as advertising, printing and mailing prospectuses to potential investors and training sales personnel regarding the Fund. During the year ended June 30, 2000, the Distributor Class of the Fund incurred expenses of $7,390 pursuant to the 12b-1 Plan.

Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Accounting and transfer agent fees and expenses in the Statement of Operations.

The Adviser has entered into subadvisory agreements with Merrill Lynch Investment Managers International Limited and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisers that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations, and other investment-related services to be provided to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Fund paid commissions on Fund transactions to an affiliated broker in the amount of $336,970 during the year ended June 30, 2000.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the year ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2000, were $655,132,114 and $793,011,625, respectively.

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                              Net Appreciation   Appreciated    Depreciated
                            Fund                               (Depreciation)     Securities     Securities
------------------------------------------------------------------------------------------------------------
International Fund..........................................    $200,812,122     $290,533,442   $(89,721,320)

At June 30, 2000, the cost of investments for federal income tax purposes was $1,175,749,917. Any differences between book and tax are due primarily to wash sale losses and mark-to-market adjustments for passive foreign investment companies. At June 30, 2000, the Fund deferred, on a tax basis, post-October foreign currency losses of $235,102.

NOTE 5.
SUBSEQUENT EVENTS. The Board of Trustees has approved, effective on or about October 5, 2000, (i) a change in the name of the Fund to Mercury HW International Value Fund and (ii) the establishment of a multi-class load distribution structure.

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). During the year ended June 30, 2000, the Fund generated $34,110,786 of foreign source income and paid $3,329,639 of foreign taxes which the Fund will elect to pass through to its shareholders for their 2000 tax returns. Updated data will be sent with 2000 Forms 1099-DIV to enable shareholders to have information to claim either a foreign tax credit or to take a foreign tax deduction on their 2000 income tax returns.

For the year ended June 30, 2000, 1% of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders.

During the year ended June 30, 2000, each Class distributed net realized capital gains (taxable as long term capital gains) of $0.8738 per share.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          Distributor Class
                                                             Investor Class                         -----------------------------
                                                           Year Ended June 30,                                      June 2, 1999*
                                        ---------------------------------------------------------    Year Ended        through
          INTERNATIONAL FUND              2000         1999         1998        1997       1996     June 30, 2000   June 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period..............................  $   25.73    $   25.33    $   24.17    $ 20.44    $ 17.70      $25.72          $25.20
                                        ---------    ---------    ---------    -------    -------      ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income.............       0.43(1)      0.59         0.59       0.59(1)    0.56(1)      0.39(1)        0.05
    Net realized and unrealized gain
      on investments..................       3.43         0.40         1.23       3.78       2.51        3.41            0.47
                                        ---------    ---------    ---------    -------    -------      ------          ------
    Total from investment
      operations......................       3.86         0.99         1.82       4.37       3.07        3.80            0.52
                                        ---------    ---------    ---------    -------    -------      ------          ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income).........................      (0.76)       (0.25)       (0.66)     (0.48)     (0.14)      (0.74)             --
    Distributions (from realized
      gains)..........................      (1.50)       (0.34)          --      (0.16)     (0.19)      (1.51)             --
                                        ---------    ---------    ---------    -------    -------      ------          ------
    Total distributions...............      (2.26)       (0.59)       (0.66)     (0.64)     (0.33)      (2.25)             --
                                        ---------    ---------    ---------    -------    -------      ------          ------
Net Asset Value, End of Period........  $   27.33    $   25.73    $   25.33    $ 24.17    $ 20.44      $27.27          $25.72
                                        =========    =========    =========    =======    =======      ======          ======
TOTAL RETURN..........................      15.60%        4.22%        7.77%     21.59%     18.61%      15.36%           2.06%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)....  $1,393.91    $1,378.90    $1,476.81    $888.53    $330.99       $4.92           $1.15
Ratio of expenses to average net
  assets:
    Before expense reimbursement......       1.06%        0.95%        0.89%      1.07%      1.11%       1.31%           1.30%+
    After expense reimbursement.......       1.06%        0.95%        0.89%      1.00%      1.00%       1.31%           1.30%+
Ratio of net investment income to
  average net assets:
    Before expense reimbursement......       1.62%        1.98%        2.32%      2.59%      2.67%       1.37%           2.77%+
    After expense reimbursement.......       1.62%        1.98%        2.32%      2.66%      2.78%       1.37%           2.77%+
Portfolio turnover rate...............         50%          41%          20%        18%        12%         50%             41%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
*   Commencement of operations.
+   Annualized.
++  Not Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Hotchkis and Wiley Funds and Shareholders of the Hotchkis and Wiley International Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley International Fund (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 17, 2000